STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)																																																								3 Months Ended	12 Months Ended
	Feb. 16, 2023	Nov. 17, 2022	Nov. 14, 2022	Nov. 01, 2022	Oct. 31, 2022	Oct. 26, 2022	Oct. 18, 2022	Oct. 11, 2022	Sep. 26, 2022	Sep. 26, 2022	Sep. 08, 2022	Aug. 18, 2022	Jul. 19, 2022	Jun. 30, 2022	Jun. 21, 2022	Jun. 14, 2022	Jun. 06, 2022	May 17, 2022	Apr. 29, 2022	Apr. 14, 2022	Feb. 16, 2022	Feb. 16, 2022	Feb. 15, 2022	Jan. 31, 2022	Jan. 21, 2022	Dec. 21, 2021	Dec. 06, 2021	Nov. 22, 2021	Nov. 10, 2021	Oct. 28, 2021	Oct. 25, 2021	Oct. 12, 2021	Oct. 04, 2021	Sep. 20, 2021	Sep. 14, 2021	Sep. 08, 2021	Sep. 03, 2021	Aug. 30, 2021	Aug. 23, 2021	Aug. 16, 2021	Jul. 29, 2021	Jul. 06, 2021	Jun. 23, 2021	Jun. 20, 2021	Jun. 07, 2021	May 04, 2021	Apr. 30, 2021	Apr. 26, 2021	Apr. 23, 2021	Mar. 05, 2021	Mar. 02, 2021	Jan. 25, 2021	Feb. 19, 2020	Mar. 09, 2019	Feb. 16, 2009	Mar. 31, 2023	Dec. 31, 2022	Dec. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 24, 2021	Dec. 17, 2013
Class of Stock [Line Items]
Number of shares issued	2,434,211																						7,398,639				1,479,728																			1,479,728
Share price																																																								$ 1
Issuance of common stock in connection with warrant exercise																							7,398,639				1,479,728																			1,479,728					1,479,728
Number of shares issued for services, value																							$ 443,918				$ 88,784																			$ 88,784					$ 88,784
Cashless exercise warrants	2,500,000																																																										2,200,000
Stock issued during period shares issuance of common stock																							7,398,639
Options to purchase shares																																																				2,500,000							2,500,000
Preferred stock, shares authorized																																																							Unlimited	Unlimited	Unlimited		Unlimited
Preferred stock, no par value																																																							$ 0	$ 0	$ 0		$ 0
Debt Instrument, Increase, Accrued Interest																																																								$ 190,663	$ 54,755			$ 40,138
Equity Option [Member]
Class of Stock [Line Items]
Share price																																																				$ 0.134
Options to purchase shares																																																				2,500,000
Fair value of options																																																				$ 310,165
Common stock warrants and options, description																																																				Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years. Options will be exercisable on January 25, 2021, and for a period of 7 years expiring on January 25, 2028					Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third-year anniversary as long as the employee remains with the Company at the end of each successive year for three years. Options will be exercisable on January 25, 2021, and for a period of 7 years expiring on January 25, 2028
Share based compensation, expense																																																								12,843		$ 98,625
Stock Option One [Member]
Class of Stock [Line Items]
Share price																																																					$ 0.115
Options to purchase shares																																																					6,000,000
Fair value of options																																																					$ 626,047
Share based compensation, expense																																																								14,284	$ 104,270
Share based compensation arrangement by share based payment award, description																																																					Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030
Stock Option Two [Member]
Class of Stock [Line Items]
Share price																																																					$ 0.115
Options to purchase shares																																																					1,340,000
Fair value of options																																																					$ 133,063
Share based compensation, expense																																																								$ 4,357	$ 31,803
Share based compensation arrangement by share based payment award, description																																																					Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027
Warrant [Member]
Class of Stock [Line Items]
Number of shares issued																							7,398,639				1,479,728																			1,479,728				786,280	1,479,728
Issuance of common stock in connection with warrant exercise																							7,398,639				1,479,728																			1,479,728					1,479,728
Warrant exercise price per share																																																								$ 0.001	$ 0.001		0.001
Number of shares issued for services, value																							$ 443,918																							$ 88,784					$ 88,784
Issuance of common stock in connection with cashless exercise																																																		2,000,000
Warrant One [Member]
Class of Stock [Line Items]
Number of shares issued																							3,699,320
Issuance of common stock in connection with warrant exercise																							3,699,320
Warrant exercise price per share																																																								0.04	0.04		0.056
Number of shares issued for services, value																							$ 295,946
Warrant Two [Member]
Class of Stock [Line Items]
Warrant exercise price per share																																																								0.2299	0.08		0.04
Warrant Three [Member]
Class of Stock [Line Items]
Warrant exercise price per share																																																								0.16	0.2299		0.06
Warrant Four [Member]
Class of Stock [Line Items]
Warrant exercise price per share																																																								$ 0.25	$ 0.16		$ 0.08
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued																							3,699,320																												1,479,728
Share price																														$ 0.0785
Issuance of common stock in connection with warrant exercise																							3,699,320
Number of shares issued for services, value																							$ 295,946
Stock issued during period shares issuance of common stock																							3,699,320
Options to purchase shares																														750,000
Debt Conversion, Converted Instrument, Shares Issued		5,935,350	5,974,335	9,236,212	6,510,348	5,487,951	4,782,778	2,907,240	3,605,259	3,605,259	3,396,898	4,325,913	4,364,987	3,401,877	3,393,979	2,902,922	3,549,793	3,628,325	4,272,417	2,358,380	3,924,443	3,924,443		4,569,059	3,935,417	5,874,062	5,175,822	3,561,885	3,528,221		3,043,955	4,205,118	2,957,622	4,138,369	2,936,668	4,311,269		2,284,808	3,454,203	2,277,273	3,101,546	2,343,919	2,422,195	1,664,823	2,431,506		2,058,686	2,063,391	836,574
Debt Conversion, Converted Instrument, Amount		$ 150,000	$ 150,000	$ 250,000	$ 150,000	$ 150,000	$ 150,000	$ 100,000	$ 150,000	$ 150,000	$ 150,000	$ 200,000	$ 200,000	$ 150,000	$ 150,000	$ 100,000	$ 200,000	$ 200,000	$ 250,000	$ 150,000	$ 250,000	$ 250,000		$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 200,000	$ 200,000		$ 200,000	$ 250,000	$ 200,000	$ 250,000	$ 200,000	$ 250,000		$ 150,000	$ 200,000	$ 150,000	$ 200,000	$ 200,000	$ 200,000	$ 100,000	$ 200,000		$ 250,000	$ 250,000	$ 100,000
Debt Instrument, Increase, Accrued Interest		$ 164	$ 1,151	$ 301	$ 28,384	$ 370	$ 658	$ 1,753	$ 2,863	$ 2,863	$ 4,219	$ 7,644	$ 6,027	$ 3,425	$ 3,068	$ 60,822	$ 5,178	$ 5,726	$ 5,918	$ 1,644	$ 1,164	$ 1,164		$ 42,877	$ 2,260	$ 35,479	$ 1,027	$ 1,603	$ 5,342		$ 1,205	$ 5,671	$ 2,301	$ 4,095	$ 2,630	$ 6,521		$ 3,082	$ 11,397	$ 6,904	$ 11,836	$ 7,671	$ 10,247	$ 60,822	$ 25,644		3,630	$ 3,178	$ 1,644
Fair value of shares issued																																															$ 338,654
Common Stock Warrants And Options [Member]
Class of Stock [Line Items]
Share price																																																				$ 0.134
Common Class A [Member]
Class of Stock [Line Items]
Share price																																					$ 0.0807
Number of shares issued for services, value																																					$ 242,100
Common stock, shares authorized																																																							Unlimited	Unlimited	Unlimited		Unlimited
Common stock, no par value																																																							$ 0	$ 0	$ 0		$ 0
Number of shares issued for services																																					3,000,000
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued for services																																																											3,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																																																							Unlimited	Unlimited	Unlimited		Unlimited
Common stock, no par value																																																							$ 0	$ 0	$ 0		$ 0
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, no par value																																																								$ 0	$ 0		$ 0			$ 0
Preferred stock, shares authorized																																																														2
Purchase Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																			1,479,728
Warrant exercise price per share																																																			$ 0.06			$ 0.06
Warrant expiration date																																																			Mar. 08, 2021			Mar. 08, 2021
Purchase Agreement [Member] | Warrant One [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																			1,479,728
Warrant exercise price per share																																																			$ 0.06			$ 0.06
Warrant expiration date																																																			May 08, 2021			Mar. 08, 2022
Purchase Agreement [Member] | Warrant Two [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																			1,479,728
Warrant exercise price per share																																																			$ 0.06			$ 0.08
Warrant expiration date																																																			Jul. 08, 2021			Mar. 08, 2022							Dec. 08, 2021
Purchase Agreement [Member] | Warrant Three [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																			1,479,728
Warrant exercise price per share																																																			$ 0.06			$ 0.08
Warrant expiration date																																																			Sep. 08, 2021			Mar. 08, 2023
Purchase Agreement [Member] | Warrant Four [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																			1,479,727
Warrant exercise price per share																																																			$ 0.06
Warrant expiration date																																																			Nov. 08, 2021
Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Number of shares issued																																																						14,797,278
Share price																																																						$ 0.06758
Proceeds from issuance of common stock																																																						$ 1,000,000
Purchase Agreement [Member] | Investor [Member] | 6 Cent Warrants [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																						14,797,278
Warrant exercise price per share																																																						$ 0.06
Purchase Agreement [Member] | Investor [Member] | 8 Cent Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock in connection with warrant exercise																																																						7,398,639
Warrant exercise price per share																																																						$ 0.08
Purchase Agreement [Member] | Investor [Member] | Common Class A [Member]
Class of Stock [Line Items]
Number of shares issued																																																						14,797,278